T. ROWE PRICE Retirement 2035 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 21 .2%
T. Rowe Price Funds:
New Income Fund  1,870,945 422,589 135,179 273,238,765 2,215,967
International Bond Fund (USD
Hedged)  757,418 108,936 42,763 96,294,088 831,018
U.S. Treasury Long-Term Index
Fund  668,982 45,649 84,052 92,611,111 686,248
Dynamic Global Bond Fund  431,977 75,021 32,454 61,841,874 463,196
Emerging Markets Bond Fund  310,550 89,676 31,994 39,979,772 399,398
High Yield Fund  283,112 52,491 29,993 51,661,369 308,418
Limited Duration Inflation Focused
Bond Fund  106,869 155,543 14,501 52,331,917 245,960
Floating Rate Fund  86,341 13,514 9,767 9,765,085 88,374
Total Bond Funds (Cost $ 5,591,493 ) 5,238,579
EQUITY FUNDS 76 .5%
T. Rowe Price Funds:
Value Fund  2,814,035 207,348 192,364 60,065,646 3,172,067
Growth Stock Fund  2,694,923 545,665 222,833 27,225,121 2,819,161
International Value Equity Fund  1,612,874 65,899 266,311 65,159,524 1,734,546
Equity Index 500 Fund  1,857,471 60,673 221,036 9,690,895 1,732,926
U.S. Large-Cap Core Fund  1,919,799 152,089 458,273 37,199,710 1,656,131
Overseas Stock Fund  1,478,105 49,962 168,089 92,068,819 1,638,825
International Stock Fund  1,242,575 131,107 115,392 57,484,455 1,295,700
Real Assets Fund  1,171,555 63,784 310,547 61,347,739 1,287,689
Emerging Markets Discovery Stock
Fund  545,034 33,884 112,837 31,459,602 656,247
Mid-Cap Value Fund  603,845 37,501 90,229 17,904,346 638,111
Emerging Markets Stock Fund  461,618 14,006 61,679 11,778,287 595,275
Mid-Cap Growth Fund  641,675 39,857 127,065 5,668,444 573,817
New Horizons Fund (2) 252,430 109,135 30,056 6,198,491 354,120
Small-Cap Stock Fund  324,538 25,131 39,301 5,611,147 349,462
Small-Cap Value Fund  372,351 38,190 102,147 6,203,682 345,545
Hedged Equity Fund  — 84,476 4,017 6,029,458 80,252
Total Equity Funds (Cost $ 11,729,206 ) 18,929,874
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  3,335 623,282 622,952 37,319 3,607
Total Other Mutual Funds (Cost $ 3,630 ) 3,607

T. ROWE PRICE Retirement 2035 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2 .3%
Money Market Funds  2.2%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (3) 244,583 1,550,823 1,262,615 532,790,676 532,791
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 3.646%,
5/14/26 (4) 35,000,000 34,745
Total Short-Term Investments (Cost $ 567,531 ) 567,536
Total Investments in Securities 100.0%
(Cost $17,891,860) $ 24,739,596
Other Assets Less Liabilities (0.0)% (9,360)
Net Assets 100.0% $ 24,730,236
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2035 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 961 MSCI EAFE Index contracts 3/26 (152,083) $ (12,188)
Short, 330 Russell 2000 E-Mini Index contracts 3/26 (43,473) (1,336)
Short, 41 S&P 500 E-Mini Index contracts 3/26 (14,122) 236
Net payments (receipts) of variation margin to date 14,461
Variation margin receivable (payable) on open futures contracts $ 1,173

T. ROWE PRICE Retirement 2035 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (794) $ (11,348) $ 15,041
Emerging Markets Bond Fund  (1,617) 31,166 16,813
Emerging Markets Discovery Stock Fund  17,362 190,166 30,492
Emerging Markets Stock Fund  3,573 181,330 10,404
Equity Index 500 Fund  253,685 35,818 17,411
Floating Rate Fund  (121) (1,714) 4,920
Growth Stock Fund  456,932 (198,594) 3,155
Hedged Equity Fund  2,305 (207) 693
High Yield Fund  (612) 2,808 16,276
International Bond Fund (USD Hedged)  70 7,427 23,649
International Stock Fund  103,626 37,410 37,353
International Value Equity Fund  116,603 322,084 55,700
Limited Duration Inflation Focused Bond Fund  13 (1,951) 7,327
Mid-Cap Growth Fund  37,940 19,350 4,281
Mid-Cap Value Fund  28,086 86,994 12,805
New Horizons Fund  30,573 22,611 —
New Income Fund  (2,002) 57,612 74,856
Overseas Stock Fund  42,736 278,847 42,960
Real Assets Fund  59,803 362,897 46,458
Small-Cap Stock Fund  27,350 39,094 2,444
Small-Cap Value Fund  39,956 37,151 5,245
Transition Fund  (1,608) (58) 460
U.S. Large-Cap Core Fund  203,630 42,516 19,654
U.S. Treasury Long-Term Index Fund  (19,191) 55,669 20,962
Value Fund  141,982 343,048 45,636
U.S. Treasury Money Fund, 3.76% — — 8,881
Totals $ 1,540,280 # $ 1,940,126 $ 523,876 +

T. ROWE PRICE Retirement 2035 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $816,153 of the net realized gain (loss).
+ Investment income comprised $523,876 of income distributions from underlying Price
Funds.

T. ROWE PRICE Retirement 2035 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2035 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2035 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2035 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Funds $ 5,238,579 $ — $ — $ 5,238,579
Equity Funds 18,929,874 — — 18,929,874
Other Mutual Funds 3,607 — — 3,607
Short-Term Investments 532,791 34,745 — 567,536
Total Securities 24,704,851 34,745 — 24,739,596
Futures Contracts* 236 — — 236
Total $ 24,705,087 $ 34,745 $ — $ 24,739,832
Liabilities
Futures Contracts* $ 13,524 $ — $ — $ 13,524
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2035 Fund

political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F158-054Q3 02/26